Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory
Total inventory	$ 3,717	$ 3,696
Lubricating oil
Inventory
Total inventory	3,156	2,995
Bunkers
Inventory
Total inventory	$ 561	$ 701